Stockholders equity and dividend payment	9 Months Ended
Sep. 30, 2021
Stockholders equity and dividend payment [Abstract]
Stockholders equity and dividend payment
Note 6 – Stockholders equity and dividend payment
	Common stock	Preferred stock
Issued at September 30, 2021	166,687,881	-
Numbers of shares authorized for issue at September 30, 2021	250,000,000	1,000,000
Par value	$0.01	$0.01

Common stock:

Each outstanding share of common stock entitles the holder to one vote on all matters submitted to a vote of stockholders.

Stock repurchases

In the third quarter of 2021, the Company purchased 1,230,302 of its own shares in the open market for an aggregate consideration of $6.7 million, at an average price of $5.466. In the second quarter of 2021, the Company purchased 3,721,841 of its own shares in the open market for an aggregate consideration of $22.5 million, at an average price of $6.025. All shares have been retired upon receipt.
Dividend payment
Dividend payment as of September 30, 2021:
Payment date	Total Payment	Per common share
August 26, 2021	$3.3 million	$0.02
May 26, 2021	$6.8 million	$0.04
February 25, 2021	$8.6 million	$0.05
Total payment as of September 30, 2021	$18.7 million	$0.11

Dividend payment as of December 31, 2020:
Payment date	Total Payment	Per common share
November 25, 2020	$34.2 million	$0.20
September 2, 2020	$82.0 million	$0.48
May 26, 2020	$51.5 million	$0.35
February 25, 2020	$47.0 million	$0.32
Total payment as of December 31, 2020	$214.7 million	$1.35